SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Balances with related parties (Details) - CNY (¥) ¥ in Thousands	Oct. 26, 2017	Apr. 28, 2015	Aug. 24, 2012	Dec. 31, 2017	Dec. 31, 2016
Balances with related parties
Trade and notes receivables, before provision for impairment				¥ 2,165,539	¥ 1,134,269
Provision for impairment of receivables				(78,388)	(78,262)
Trade and notes receivables				2,087,151	1,056,007
Other current assets, before provision for impairment				3,493,036	7,231,805
Provision for impairment of other current assets				(48,166)	(48,510)
Other current assets				3,444,870	7,183,295
Other non-current assets				208,948	252,195
Borrowings and finance lease payables				3,519,807	6,241,288
Trade and notes payables				846,945	374,625
Other payables and accrued liabilities				2,977,667	1,753,937
Shandong Aluminum, Shanxi Aluminum Plant and China Great Wall Aluminum Corporation
Balances with related parties
Cash and cash equivalents				7,679,806	7,073,289
Borrowings and finance lease payables				3,329,807	6,051,288
Chinalco and its subsidiaries
Balances with related parties
Trade and notes receivables, before provision for impairment				1,475,477	1,086,014
Other current assets, before provision for impairment				623,254	5,065,890
Other non-current assets					27,946
Trade and notes payables				426,190	374,325
Other payables and accrued liabilities				2,652,249	1,540,119
Associates of Chinalco
Balances with related parties
Trade and notes receivables, before provision for impairment				2,000	10,200
Other payables and accrued liabilities				5,030	1,149
Joint ventures
Balances with related parties
Trade and notes receivables, before provision for impairment				591,488	38,055
Other current assets, before provision for impairment				1,737,644	2,092,369
Other non-current assets				97,103	112,403
Borrowings and finance lease payables				190,000	190,000
Trade and notes payables				413,533	300
Other payables and accrued liabilities				101,828	159,669
Associates
Balances with related parties
Trade and notes receivables, before provision for impairment				96,574
Other current assets, before provision for impairment				1,132,138	73,546
Other non-current assets				111,845	111,846
Trade and notes payables				7,222
Other payables and accrued liabilities				218,560	53,000
Chinalco Finance
Balances with related parties
Renewal term of financial service agreement	3 years	3 years	3 years
Other state-owned enterprises
Balances with related parties
Long-term loans and borrowings payable				33,575,000	27,788,000
Short-term loans and borrowings payable				¥ 42,648,000	¥ 39,698,000